Fair Value Measurements (Details) - EBP 003 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 493,960,782	$ 453,268,732
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Materion Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	19,890,965	19,714,167
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	168,338,513	152,797,818
Fair Value, Inputs, Level 1, Level 2, and Level 3 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	31,679,228	33,143,923
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	219,908,706	205,655,908
Level 1 | Materion Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	19,890,965	19,714,167
Level 1 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	168,338,513	152,797,818
Level 1 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	31,679,228	33,143,923
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Materion Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 2 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Materion Common Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
Level 3 | Money Market Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	0	0
NAV
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	$ 274,052,076	$ 247,612,824